BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Summary of computation of the net loss per share
	Six Months Ended June 30,
	2023	2022
	(Unaudited)

Numerator:

Net Loss	$(65,974)	$(58,346)

Denominator:

	136,640,997	134,607,839